Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 78,262,038		¥ 52,904,617
Less: allowance of credit losses	17,078,584		9,125,428
Accounts receivable, net	¥ 61,183,454	$ 9,017,326	¥ 43,779,189